Eaton Vance

Atlanta Capital Focused Growth Fund

June 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.5%

Security	Shares	Value
Capital Markets — 3.0%
Intercontinental Exchange, Inc.	115,939	$13,761,959

		$13,761,959

Chemicals — 6.9%
Ecolab, Inc.	71,109	$14,646,321
Linde PLC	57,621	16,658,231

		$31,304,552

Electronic Equipment, Instruments & Components — 3.6%
Amphenol Corp., Class A	239,730	$16,399,929

		$16,399,929

Equity Real Estate Investment Trusts (REITs) — 4.3%
American Tower Corp.	72,945	$19,705,362

		$19,705,362

Health Care Equipment & Supplies — 7.0%
Danaher Corp.	119,042	$31,946,111

		$31,946,111

Insurance — 3.1%
Marsh & McLennan Cos., Inc.	101,186	$14,234,847

		$14,234,847

Interactive Media & Services — 12.1%
Alphabet, Inc., Class C(1)	12,854	$32,216,238
Facebook, Inc., Class A(1)	65,220	22,677,646

		$54,893,884

IT Services — 16.9%
Fiserv, Inc.(1)	159,820	$17,083,160
Gartner, Inc.(1)	53,316	12,913,135
Mastercard, Inc., Class A	42,741	15,604,312
Visa, Inc., Class A	134,492	31,446,919

		$77,047,526

Life Sciences Tools & Services — 6.2%
Thermo Fisher Scientific, Inc.	55,785	$28,141,859

		$28,141,859

Security	Shares	Value
Machinery — 3.1%
Xylem, Inc.	115,939	$13,908,042

		$13,908,042

Multiline Retail — 3.5%
Dollar General Corp.	74,148	$16,044,886

		$16,044,886

Pharmaceuticals — 4.2%
Zoetis, Inc.	103,022	$19,199,180

		$19,199,180

Professional Services — 7.1%
IHS Markit, Ltd.	140,317	$15,808,113
Verisk Analytics, Inc.	95,234	16,639,285

		$32,447,398

Software — 12.9%
Adobe, Inc.(1)	17,160	$10,049,582
Intuit, Inc.	40,272	19,740,126
Microsoft Corp.	106,884	28,954,876

		$58,744,584

Specialty Retail — 3.6%
TJX Cos., Inc. (The)	244,859	$16,508,394

		$16,508,394

Total Common Stocks (identified cost $287,038,530)		$444,288,513

Short-Term Investments — 2.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.05%(2)	10,710,915	$10,710,915

Total Short-Term Investments (identified cost $10,710,857)		$10,710,915

Total Investments — 99.9% (identified cost $297,749,387)		$454,999,428

Other Assets, Less Liabilities — 0.1%		$467,363

Net Assets — 100.0%		$455,466,791

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2021.

The Fund did not have any open derivative instruments at June 30, 2021.

At June 30, 2021, the value of the Fund’s investment in affiliated funds was $10,710,915, which represents 2.4% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended June 30, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$9,923,038	$108,895,233	$(108,107,414)	$188	$(130)	$10,710,915	$6,133	10,710,915

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$444,288,513	*	$—	$—	$444,288,513
Short-Term Investments	—		10,710,915	—	10,710,915
Total Investments	$444,288,513		$10,710,915	$—	$454,999,428

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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